Investment Objectives and Goals - WisdomTree Efficient U.S. Plus International Equity Fund	Mar. 06, 2026
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Efficient U.S. Plus International Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree Efficient U.S. Plus International Equity Fund (the “Fund”) seeks total return.